OMM Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Aug. 27, 2020
Debt Disclosure [Abstract]
Secured Debt, Current	$ 1,121,000	$ 0	$ 1,100,000
Short-term Debt, Percentage Bearing Fixed Interest Rate		1.68%
Extinguishment of Debt, Amount	$ 594,000
Debt Instrument, Fee Amount		$ 118,000